Selling, General and Administrative Expenses - Schedule of Selling, General and Administrative Expenses (Details) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Selling, General and Administrative Expenses [Abstract]
Staff expense		$ 2,502,600	$ 2,429,795
Professional fees		464,485	554,963
Depreciation and amortization expense		439,913	400,520
Rental expense		108,499	92,110
Travelling and entertainment expense		101,845	97,204
Other expenses	[1]	1,576,484	601,295
Selling, distribution and administrative expenses		$ 5,193,826	$ 4,175,887	[2]

[1]	Other expenses mainly comprised of withholding tax payments and related penalties, utilities expense, repairs and maintenance, cleaning expense, office expenses, stamp duties, training costs, other service fees, etc.
[2]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia Security System Co., Ltd (“Beijing Wanjia”) (Note 4) for the six months ended June 30, 2025.